Earnings Per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings per share
8.	Earnings per share
The Company calculates basic and diluted earnings per share as follows:

		For the six-month periods ended June 30,
	2024		2025
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	36,179,042	36,179,042	24,050,420	24,050,420
Less: Cumulative dividends on Series A Preferred Shares	(870,492)	(870,492)	(870,492)	(870,492)
Less: Undistributed earnings allocated to non-vested shares	(1,985,920)	(1,781,095)	(869,583)	(837,909)
Net income attributable to common shareholders	33,322,630	33,527,455	22,310,345	22,342,019
Denominator
Weighted average number of shares outstanding, basic	27,789,766	27,789,766	33,107,097	33,107,097
Options to purchase common shares	—	339,104	—	140,727
Warrants	—	3,386,259	—	1,159,549
Effect of dilutive shares	—	3,725,363	—	1,300,276
Weighted average number of shares outstanding, diluted	—	31,515,129	—	34,407,373
Earnings per share	1.20	1.06	0.67	0.65
As of June 30, 2025, the most dilutive method was the
two-class
method and the diluted earnings per share reflects the potential dilution of the unexercised options to acquire common shares calculated using the treasury stock method which resulted in 140,727 incremental shares and of the
4,199,999
Class E warrants that are in the money as of the reporting date calculated using the treasury stock method which resulted in 1,159,549 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares. resulting from the non-vested
restricted share awards and any incremental shares resulting from the exercise of the unexercised Class A, B, C and D warrants that were out-of-the
money as of the reporting date, calculated using the treasury stock method. As of June 30, 2025, the aggregate number of common shares issuable upon the exercise of the unexercised Class A, B, C and D warrants was 2,310,268.

As of June 30, 2024, the most dilutive method was the
two-class
method and the diluted earnings per share reflects the potential dilution of the unexercised options to acquire common shares calculated using the treasury stock method which resulted in 339,104 incremental shares and of the 7,599,999 Class E warrants that are in the money as of the reporting date calculated using the treasury stock method which resulted in 3,386,259 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares. resulting from the non-vested
restricted share awards and any incremental shares resulting from the exercise of the unexercised Class A, B, C and D warrants that were out-of-the
money as of the reporting date, calculated using the treasury stock method. As of June 30, 2024, the aggregate number of common shares issuable upon the exercise of the unexercised Class A, B, C and D warrants was 2,310,268.